DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.DISCONTINUED OPERATIONS

On May 27, 2025, the Company finalized the divestment of all its business related to loan facilitations, aftermarket services, financing leasing services, automobile trading and related services in the PRC (the “PRC Business”), in a strategic transaction valued at approximately US$351.94 million in cash with Ursalpha Digital Limited. As the sale of the PRC business that represents a significant portion of the Company’s total assets prior to the disposal, and the sale repositions the Company to focus on its bitcoin mining operations and international automobile trading, this divestment reprosents a strategic shift for the Company, and such was presented as discontinued operations. Thereafter, the Company no longer retains any interests in the VIEs following the disposal of PRC Business. In connection with the disposal, all the summarized financial information related to VIEs in Note 1 as stated above have been recast to separately present discontinued operations from continuing operations.

The disposal groups related to the PRC business mentioned above included the following entities:

Subsidiaries
Stonebridge Investment First Limited (British Virgin Islands)
Stonebridge Investments Holdings Limited (British Virgin Islands)
Crystal Peak Investments Limited (Mauritius)
Cango Group Limited (Hong Kong)
Express Group Development Limited (Hong Kong)
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (PRC)
VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”) and its subsidiaries
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”) and its subsidiary

3.DISCONTINUED OPERATIONS (Continued)

	As of December 31,
	2023	2024
ASSETS
Current assets :
Cash and cash equivalents	41,470,262	86,247,191
Restricted cash - current - bank deposits held for short-term investments	235,215,536	—
Restricted cash - current – others	2,019,034	1,481,477
Short-term investments	14,377,152	128,618,388
Accounts receivable, net	9,125,721	1,497,641
Finance lease receivables	28,234,121	2,833,899
Financing receivables	4,158,092	778,855
Short-term contract asset, net	24,031,775	4,619,614
Prepayments and other current assets, net	10,913,470	4,036,337
Total current assets of discontinued operations	369,545,163	230,113,402
Non-current assets:
Restricted cash - non-current	82,167,413	39,377,146
Property and equipment, net	1,159,219	843,464
Intangible assets	6,813,222	6,497,283
Long-term contract asset	5,114,265	2,404,483
Finance lease receivables	5,130,582	1,275,359
Operating lease right-of-use assets	6,541,250	5,403,686
Other non-current assets	662,761	555,784
Total non-current assets of discontinued operations	107,588,712	56,357,205
TOTAL ASSETS OF DISCONTINUED OPERATIONS	477,133,875	286,470,607

	As of December 31,
	2023	2024
LIABILITIES
Current liabilities:
Short-term debts	5,503,106	—
Long-term debts – current	130,458	—
Short-term lease liabilities	976,399	903,762
Accrued expenses and other current liabilities	27,606,470	13,723,267
Deferred guarantee income	12,143,676	1,614,910
Contingent risk assurance liabilities	17,625,740	4,273,071
Income tax payable	111,430	2,357
Total current liabilities of discontinued operations	64,097,279	20,517,367
Non-current liabilities:
Long-term debts	100,286	—
Deferred tax liability	1,510,462	1,469,199
Long-term lease liabilities	5,941,925	5,075,071
Other non-current liabilities	31,837	2,619
Total non-current liabilities of discontinued operations	7,584,510	6,546,889
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	71,681,789	27,064,256

3.DISCONTINUED OPERATIONS (Continued)

	For the years ended December 31,
	2022	2023	2024
Revenues
Automobile trading income	238,939,437	186,744,953	873,418
Loan facilitation income and other related income	21,917,846	2,846,456	2,192,365
Guarantee income	—	30,247,050	10,343,326
Leasing income	23,278,954	8,189,213	1,602,950
After-market services income	10,695,839	9,323,955	5,729,180
Others	1,607,471	5,330,535	310,197
Total Revenues	296,439,547	242,682,162	21,051,436
Operating cost and expenses
Cost of revenue	273,932,710	215,581,508	11,675,910
Sales and marketing	19,874,787	5,549,957	1,820,336
General and administrative	20,828,112	15,321,448	18,822,734
Research and development	6,879,242	4,294,079	759,722
Net loss (gain) on contingent risk assurance liabilities	44,884,353	3,654,895	(3,863,348)
Net provision (net recovery on provision) for credit losses	47,802,613	(19,461,865)	(38,223,001)
Impairment loss from goodwill	—	21,197,627	—
Total operating cost and expense	414,201,817	246,137,649	(9,007,647)
Interest income	2,002,231	1,903,232	5,284,670
Net gain on equity securities	718,118	3,442,198	1,165,910
Interest expense	(2,516,055)	(584,601)	—
Foreign exchange gain, net	952,076	184,020	229,512
Other income	4,163,399	3,649,819	633,357
Other expenses	(369,113)	(231,684)	(293,897)
(Loss) Income from discontinued operations before tax	(112,811,614)	4,907,497	37,078,635
Income tax expenses	(35,655,515)	(13,326,297)	(183,651)
Net (loss) income from discontinued operations, net of tax	(148,467,129)	(8,418,800)	36,894,984

Net cash (used in) provided by discontinued operating activities	(89,339,436)	139,019,378	38,850,280
Net cash provided by (used in) discontinued investing activities	143,868,276	190,070,347	(85,570,858)
Net cash (used in) discontinued financing activities	(162,026,994)	(136,619,066)	(5,426,532)

Certain impact of inter-company transactions between the continuing operations and discontinued operations have been eliminated.